REVENUES BY PRODUCT (Details - Revenue by timing) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 95,036	$ 66,876
Transferred at Point in Time [Member] | Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenues	60,772	44,891
Transferred at Point in Time [Member] | Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenues	19,732	13,964
Transferred at Point in Time [Member] | Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,519	8,021
Transferred at Point in Time [Member] | Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 13	$ 0